Management Agreements, Arrangements and Related Party Transactions (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended				7 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jul. 01, 2009	Dec. 31, 2016	Dec. 31, 2013	Dec. 31, 2012
Management Agreements And Arrangements [Abstract]
Investments, units redeemed, percent	25.00%	25.00%	25.00%	25.00%
Distribution agreement, termination period (in days)						60 days
Liquidity units owned (in shares)					4.7
Payments to acquire limited partnership interest					$ 1,200.0
Percentage of trigger point on outstanding accumulation units, percent						45.00%
Liquidity units redeemed							$ 325.4	$ 940.3